Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	June 30,	December 31,
	2021	2020	2019
	(unaudited)
Computers	7,843	7,843	7,296
Furniture and office equipment	2,693	2,693	2,505
	10,536	10,536	9,801
Less - accumulated depreciation	(7,496)	(6,161)	(3,356)
Total property and equipment, net	3,040	4,375	6,445